Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FRANKLIN MUTUAL BEACON FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	25.28%	7.52%	15.19%	(11.91%)	16.46%	3.75%	24.69%	(8.49%)	14.09%	15.80%
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	23.37%	4.57%	20.27%	(4.99%)	19.40%	(4.61%)	24.37%	(10.99%)	9.57%	12.56%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Annual Return [Percent]	39.63%	3.40%	16.45%	(0.97%)	16.23%	(6.50%)	21.98%	(11.29%)	10.14%	2.12%
FRANKLIN MUTUAL QUEST FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.34%	8.61%	10.26%	(7.16%)	11.26%	(2.12%)	12.14%	(7.36%)	6.54%	16.04%
FRANKLIN MUTUAL SHARES FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	11.46%	11.23%	13.64%	(7.35%)	19.07%	(4.60%)	22.86%	(9.18%)	8.21%	15.61%